Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2019	June 30, 2019

Building	$802,194	$-
Office equipment	675,301	433,878
Machinery and electronic equipment	13,243	13,167
Vehicles	25,570	8,739
Leasehold improvements	665,578	173,165
Less: accumulated depreciation	(698,705)	(24,854)
	$1,483,181	$604,095